Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amount
Total financial assets	$ 37,058	$ 24,857	$ 28,701
Total current	36,206	24,121	27,970
Total non-current	852	736	731
Fair value
Total financial assets	37,058	24,857	28,701
Total current	36,206	24,121	27,970
Total non-current	852	736	731
Carrying amount
Total financial liabilities	96,694	67,694	58,183
Total current	40,221	27,363	21,160
Total non-current	56,473	40,331	37,023
Fair value
Total financial liabilities	96,694	67,729	58,168
Total current	40,221	27,328	21,160
Total non-current	56,473	40,401	37,008
Convertible debt
Carrying amount
Total financial liabilities		0	0
Fair value
Total financial liabilities	12,395	0	0
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	18,474
Fair value
Total financial assets	18,474	14,098	12,086
Lease liability
Carrying amount
Total financial liabilities	5,776	4,104	0
Fair value
Total financial liabilities	5,776	4,104	0
Interest-bearing loans and borrowings | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	14,228	4,068	10,295
Fair value
Total financial liabilities	14,228	4,068	10,295
Interest-bearing loans and borrowings | Convertible debt
Carrying amount
Total financial liabilities	26,074	30,671	19,723
Fair value
Total financial liabilities	26,074	30,706	19,708
Interest-bearing loans and borrowings | Venture debt
Carrying amount
Total financial liabilities	8,276	12,180	12,634
Fair value
Total financial liabilities	8,276	12,180	12,634
Interest-bearing loans and borrowings | Government loans
Carrying amount
Total financial liabilities	6,920	1,002	1,431
Fair value
Total financial liabilities	6,920	1,002	1,431
Interest-bearing loans and borrowings | Research project financing
Carrying amount
Total financial liabilities	6,473	5,696	4,688
Fair value
Total financial liabilities	6,473	5,696	4,688
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	16,552	9,973	9,412
Fair value
Total financial liabilities	16,552	9,973	9,412
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	17,648	9,977	15,884
Fair value
Total financial assets	17,648	9,977	15,884
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	466	401	394
Fair value
Total financial assets	466	401	394
Other financial assets | Long-term investments
Carrying amount
Total financial assets	386	335	337
Fair value
Total financial assets	386	335	337
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		14,098	12,086
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	84	46	0
Fair value
Total financial assets	$ 84	$ 46	$ 0